Note 16 - Investment in Joint Venture and Other Investment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Equity Method Investments [Table Text Block]
	2014	2015	2016
Current assets	9,520,607	11,880,202	13,253,581
Non current assets	252,531,888	223,366,979	193,942,132
Current liabilities	16,194,148	116,207,106	103,687,334
Non current liabilities	115,181,837	3,495,007	5,010,852
Members’ contributions	175,000,000	175,000,000	175,000,000
Voyage revenue	31,663,989	34,419,758	24,910,758
Net revenue	30,269,066	33,114,016	23,949,441
Operating loss	(11,058,601)	(7,912,039)	(9,165,809)
Net loss	(17,798,476)	(15,108,751)	(17,112,389)

Investment Income [Table Text Block]
In USD	Other Investment
Balance, January 1, 2015	6,183,800
Total gain for period included in Investment income	1,212,938
Balance, December 31, 2015	7,396,738
Total gain for the period included in Investment income	1,024,714
Impairment of other investment	(4,421,452)
Balance, December 31, 2016	4,000,000